UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund:  BlackRock Municipal 2020 Term Trust (BKK)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—155.5%
		Alabama—0.4%
$1,165		Courtland Indl. Dev. Brd., Indl. RB, Intl.
		Paper Co. Proj., Ser. A, 4.75%, 5/01/17	$1,164,068
		California—23.6%
12,000		Cash Flow Mgmt. Ad Valorem Ppty. Tax
		GO, 5.00%, 11/01/22	12,504,240
		Foothill Eastn. Transp. Corridor Agcy.,
		Hwy. Tolls RB, Cap. Apprec. Proj.,
12,500		Zero Coupon, 1/15/21	5,948,875
10,000		Zero Coupon, 1/15/22	4,468,600
		Golden St. Tobacco Sec. Corp., Misc. Purps.
		Tobacco Settlement Funded RB,
3,000	[1]	Ser. A-1, 6.625%, 6/01/13	3,458,550
12,010	[1]	Ser. A-1, 6.75%, 6/01/13	13,922,112
975	[1]	Ser. A-3, 7.875%, 6/01/13	1,182,685
1,470	[1]	Ser. A-5, 7.875%, 6/01/13	1,783,125
20,000	[1]	Ser. B, 5.375%, 6/01/10	20,943,400
6,865		Riverside Cnty. Asset Leasing Corp., Hlth.,
		Hosp. & Nursing Home Impvts. RB,
		Riverside Cnty. Hosp. Proj., Zero
		Coupon, 6/01/25, MBIA	2,973,643
5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp.
		& Nursing Home Impvts. RB, John Muir
		Hlth. Proj., Ser. A, 5.00%, 8/15/22	5,122,200
			72,307,430
		Colorado—1.7%
4,500		E-470 Pub. Hwy. Auth., Cap. Apprec. Hwy.
		Impvt. Tolls RB, Ser. B, Zero Coupon,
		9/01/22, MBIA	2,282,580
3,000		Pk. Creek Met. Dist., Misc. RB, 5.25%,
		12/01/25	3,063,840
			5,346,420
		District of Columbia—5.1%
5,000		Met. Washington Arpts. Auth., Port, Arpt. &
		Marina RB, Ser. C-2, 5.00%, 10/01/24,
		FSA, AMT	5,112,650
		Misc. RB, Friendship Pub. Charter Sch., Inc.
		Proj.,
3,320		5.00%, 6/01/23, ACA	3,287,763
2,680		5.75%, 6/01/18, ACA	2,831,581
4,215		Tobacco Settlement Fing. Corp., Tobacco
		Settlement Funded RB, 6.50%, 5/15/33	4,505,961
			15,737,955
		Florida—13.2%
4,510		Bellago Edl. Facs. Benefit Dist., Sch.
		Impvts. SA, Ser. A, 5.85%, 5/01/22	4,556,318
3,000		CFM Cmnty. Dev. Dist., Pub. Impvts. SA,
		Ser. B, 5.875%, 5/01/14	2,963,610
4,185		Grand Hampton Cmnty. Dev. Dist., Pub.
		Impvts. Misc. RB, 6.10%, 5/01/24	4,491,551
3,905		Habitat Cmnty. Dev. Dist., Pub. Impvts. SA,
		5.80%, 5/01/25	3,858,140
5,475		Miami Beach Hlth. Facs. Auth., Hlth., Hosp.
		& Nursing Home Impvts. RB, Mt. Sinai
		Med. Ctr. Proj., 6.75%, 11/15/21	6,043,360
4,345		Middle Vlg. Cmnty. Dev. Dist., Econ.
		Impvts. SA, Ser. A, 5.80%, 5/01/22	4,363,249
730		Pine Island Cmnty. Dev. Dist., Pub. Impvts.
		Misc. RB, 5.30%, 11/01/10	730,102
4,455		Stevens Plantation Cmnty. Dev. Dist., Pub.
		Impvts. SA, Ser. B, 6.375%, 5/01/13	4,507,480
3,095		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts.
		SA, Ser. A, 6.00%, 5/01/22	3,346,252

Principal
Amount
(000)		Description	Value
		Florida— (cont'd)
$5,605		Westchester Cmnty. Dev. Dist. No. 1, Pub.
		Impvts. SA, 6.00%, 5/01/23	$5,665,310
			40,525,372
		Georgia—1.7%
2,500	[1]	Milledgeville & Baldwin Cnty. Dev. Auth.,
		Univ. & Coll. Impvts. RB, Georgia Coll.
		& St. Univ. Fndtn. Proj., 5.50%, 9/01/14	2,793,625
2,350		Richmond Cnty. Dev. Auth., Mult. Util.
		Impvts. Misc. RB, Intl. Paper Co. Proj.,
		5.75%, 11/01/27, AMT	2,386,002
			5,179,627
		Illinois—12.8%
2,155	[2,3]	Centerpoint Intermodal Ctr. Prog. Trust TA,
		Ser. A, 8.00%, 6/15/23	2,156,875
		Chicago O'Hare Intl. Arpt., Port, Arpt. &
		Marina Impvts. RB,
5,000		Ser. A, 5.00%, 1/01/21, AMBAC	5,240,800
7,000		Ser. A, 5.00%, 1/01/22, AMBAC	7,312,410
4,800		Edl. Facs. Auth., Univ. & Coll. Impvts. RB,
		Northwestern Univ. Proj., 5.00%,
		12/01/21	4,996,080
		Fin. Auth., Univ. & Coll. Impvts. RB,
5,000		DePaul Univ. Proj., Ser. C, 5.25%,
		10/01/24	5,108,650
2,725		MJH Ed. Asst. Living Proj., Ser. A,
		5.00%, 6/01/24	2,466,725
3,250		MJH Ed. Asst. Living Proj., Ser. A,
		5.50%, 6/01/19	3,167,840
1,075		MJH Ed. Asst. Living Proj., Ser. B,
		5.00%, 6/01/24	921,995
1,000		Lake Cook-Dane & McHenry Cntys.
		Cmnty. Unit Sch. Dist. 220, Ad Valorem
		Ppty. Tax GO, 5.25%, 12/01/20, FSA	1,107,500
13,455		Met. Pier & Expo. Auth., Misc. Taxes RB,
		McCormick Place Expansion Proj., Ser.
		A, Zero Coupon, 6/15/22, MBIA	6,920,579
			39,399,454
		Indiana—4.9%
10,000		Indianapolis Arpt. Auth., Port, Arpt. &
		Marina RB, FedEx Corp. Proj., 5.10%,
		1/15/17, AMT	10,225,200
4,975		Vincennes, Econ. Dev. RB, Southwest
		Indiana Regl. Youth Proj., 6.25%, 1/01/24	4,933,857
			15,159,057
		Kansas—1.2%
6,440		Wyandotte Cnty.-Kansas City Unified
		Gov't., Recreational Fac. Impvts. Sales
		Tax RB, Intl. Speedway Proj., Zero
		Coupon, 12/01/20, MBIA	3,512,311
		Kentucky—0.6%
2,000		Hsg. Corp., St. Sngl. Hsg. Local or Gtd.
		Hsg. RB, Ser. C, 4.625%, 7/01/22, AMT	1,944,600
		Louisiana—0.7%
2,000		Desoto Parish, Mult. Util. Impvts. Misc. RB,
		Intl. Paper Co. Proj., Ser. A, 5.85%,
		11/01/27, AMT	2,046,500
		Maryland—5.5%
		Frederick Cnty., Pub. Impvts. ST, Urbana
		Cmnty. Dev. Auth. Proj.,
3,000		6.625%, 7/01/25	3,053,490
4,950		Ser. A, 5.80%, 7/01/20	4,983,115

 BlackRock Municipal 2020 Term Trust (BKK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Maryland— (cont'd)
$8,500		Hlth. & Higher Edl. Facs. Auth., Hlth.,
		Hosp. & Nursing Home RB, Medstar
		Hlth., Inc. Proj., 5.375%, 8/15/24	$8,730,435
			16,767,040
		Massachusetts—1.5%
4,500		Dev. Fin. Agcy., Rec. Recovery Impvts. RB,
		Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14,
		AMT	4,696,380
		Michigan—0.5%
1,500		Hosp. Fin. Auth., Hlth., Hosp. & Nursing
		Home RB, Edward W. Sparrow Hosp.
		Proj., 4.50%, 11/15/26	1,402,965
		Minnesota—0.4%
1,250		Higher Ed. Facs. Auth., Univ. & Coll.
		Impvts. RB, Univ. of Saint Thomas Proj.,
		Ser. 5, 5.00%, 10/01/24	1,274,412
		Mississippi—1.0%
3,000		Warren Cnty., Mult. Util. Impvts. Misc. RB,
		Intl. Paper Co. Proj., Ser. A, 5.85%,
		11/01/27, AMT	3,077,550
		Missouri—3.5%
5,000		Dev. Fin. Brd., Econ. Impvts. RB, Branson
		Landing Proj., Ser. A, 5.50%, 12/01/24	5,046,800
5,500		Hlth. & Edl. Facs. Auth., Hlth., Hosp. &
		Nursing Home RB, BJC Hlth. Sys. Proj.,
		Ser. A, 5.00%, 5/15/20	5,661,315
			10,708,115
		Multi-State—7.5%
		Charter Mac Equity Issuer Trust,
1,000	[2,4]	Ser. A-4-1, 5.75%, 4/30/15	1,069,650
2,500	[2,4]	Ser. A-4-2, 6.00%, 4/30/19	2,719,525
4,000	[2,4]	Ser. B-3-1, 6.00%, 4/30/15	4,248,640
2,500	[2,4]	Ser. B-3-2, 6.30%, 4/30/19	2,707,000
		Munimae TE Bd. Subsidiary LLC,
5,000	[2]	Ser. A, 5.40%, 6/30/49	5,100,650
5,000	[2]	Ser. A, 5.80%, 6/30/49	5,155,700
2,000	[2]	Ser. D, 5.90%, 11/29/49	2,078,060
			23,079,225
		Nevada—2.3%
1,765		City of Henderson, Pub. Impvts. SA, Local
		Impvt. No. T-18 Proj., 5.15%, 9/01/21	1,706,367
5,000		Cnty. of Clark, Private Schs. RB, Alexander
		Dawson Sch. Rainbow Proj., 5.00%,
		5/15/20	5,180,550
			6,886,917
		New Hampshire—5.0%
10,000		Bus. Fin. Auth., Indl. RB, Pub. Svc. Co.
		Proj., Ser. B, 4.75%, 5/01/21, MBIA,
		AMT	10,070,100
5,000		Hlth. & Ed. Facs. Auth., Hlth., Hosp. &
		Nursing Home RB, Elliot Hosp. Proj., Ser.
		B, 5.60%, 10/01/22	5,219,850
			15,289,950
		New Jersey—12.3%
		Econ. Dev. Auth.,
7,500		Econ. Impvts. Elec., Pwr. & Lt. RB,
		Kapkowski Rd. Landfill Proj., 6.50%,
		4/01/31, AMT	8,402,700
11,500		Econ. Impvts. Misc. RB, Cigarette Tax
		Proj., 5.50%, 6/15/24	11,776,690
1,000		Hlth., Hosp. & Nursing Home RB,
		Winchester Gardens Proj., Ser. A, 4.80%,
		11/01/13	1,007,150
Principal
Amount
(000)		Description	Value
		New Jersey— (cont'd)
$5,000	[3]	Port, Arpt. & Marina Impvts. RB, Contl.
		Airlines, Inc. Proj., 7.00%, 11/15/30,
		AMT	$5,201,400
1,500	[3]	Port, Arpt. & Marina Impvts. RB, Contl.
		Airlines, Inc. Proj., 9.00%, 6/01/33, AMT	1,732,470
		Hlth. Care Facs. Fing. Auth., Hlth., Hosp. &
		Nursing Home RB,
2,110		Atlanticare Regl. Med. Ctr. Proj., 5.00%,
		7/01/20	2,185,686
4,000		Cap. Hlth. Sys., Inc. Proj., Ser. A, 5.75%,
		7/01/23	4,160,320
2,500		Hsg. & Mtg. Fin. Agcy., St. Sngl. Fam. Hsg.
		Local or Gtd. Hsg. RB, Ser. T, 4.55%,
		10/01/22, AMT	2,403,650
1,000		Middlesex Cnty. Impvt. Auth., Univ. &
		Coll. Impvts. RB, Student Hsg. Urban
		Renewal Proj., Ser. A, 5.00%, 8/15/23	1,012,130
			37,882,196
		New York—8.4%
8,500		Energy Research & Dev. Auth., Natural Gas
		RB, Brooklyn Union Gas Co. Proj., Ser.
		A, 4.70%, 2/01/24, FGIC, AMT	8,403,015
		New York City Indl. Dev. Agcy., Port, Arpt.
		& Marina Impvts. RB, American Airlines,
		Inc./JFK Intl. Arpt. Proj.,
5,635	[3]	7.625%, 8/01/25, AMT	6,386,540
5,000	[3]	7.75%, 8/01/31, AMT	5,709,650
5,000		Tobacco Settlement Fing. Auth., Hsg.
		Tobacco Settlement Funded RB, Ser. B1-
		C, 5.50%, 6/01/20	5,343,100
			25,842,305
		Ohio—5.0%
		Cnty. of Cuyahoga, Hlth., Hosp. & Nursing
		Home RB, Cleveland Clinic Fndtn. Proj.,
3,000		6.00%, 1/01/19	3,308,910
10,000		6.00%, 1/01/20	11,029,700
1,100		Pinnacle Cmnty. Infrastructure Fing. Auth.,
		Hsg. Misc. RB, Ser. A, 6.00%, 12/01/22	1,130,624
			15,469,234
		Oklahoma—1.2%
3,350	[3]	Tulsa Mun. Arpt. Trust, Port, Arpt. &
		Marina Impvts. RB, AMR Corp. Proj.,
		Ser. A, 7.75%, 6/01/35, AMT	3,723,391
		Pennsylvania—5.4%
6,680		Higher Edl. Facs. Auth., Univ. & Coll.
		Impvts. RB, La Salle Univ. Proj., 5.50%,
		5/01/26	6,860,493
7,500	[1]	Lancaster Cnty. Hosp. Auth., Hlth., Hosp. &
		Nursing Home Impvts. RB, Lancaster
		Gen. Hosp. Proj., 5.75%, 9/15/13	8,337,150
1,275		Montgomery Cnty. Indl. Dev. Auth., Hlth.,
		Hosp. & Nursing Home RB, Whitemarsh
		Continuing Care Proj., 6.00%, 2/01/21	1,306,021
			16,503,664
		Puerto Rico—5.0%
3,300		Comnwlth., Pub. Impvts. Ad Valorem Ppty.
		Tax GO, Ser. B, 5.25%, 7/01/17	3,529,053
10,900	[1]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts.
		RB, Ser. NN, 5.125%, 7/01/13	11,780,502
			15,309,555
		Rhode Island—1.5%
4,500	[1]	Hlth. & Edl. Bldg. Corp., Hlth., Hosp. &
		Nursing Home RB, Ser. A, 5.875%,
		9/15/08	4,595,625

 BlackRock Municipal 2020 Term Trust (BKK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Tennessee—3.4%
$10,000		Energy Acquisition Corp., Natural Gas Util.
		Impvts. RB, Ser. A, 5.25%, 9/01/20	$10,419,500
		Texas—6.1%
1,100	[3]	Brazos River Auth., Elec., Pwr. & Lt. RB,
		TXU Energy Co. LLC Proj., Ser. A,
		6.75%, 4/01/38, AMT	1,138,049
3,500		Port Corpus Christi Indl. Dev. Corp., Indl.
		RB, Valero Energy Corp. Proj., Ser. C,
		5.40%, 4/01/18	3,531,955
		Tpke. Auth., Hwy. Impvts. Tolls RB,
		Central Texas Tpke. Sys. Proj., Ser. A
7,990		Zero Coupon, 8/15/21, AMBAC	4,284,718
8,450		Zero Coupon, 8/15/24, AMBAC	3,882,775
		Weatherford Indpt. Sch. Dist., Cap. Apprec.
		Ad Valorem Ppty. Tax GO,
8,080	[1]	Zero Coupon, 2/15/11, PSF	3,475,571
2,905		Zero Coupon, 2/15/23, PSF	1,258,446
2,905		Zero Coupon, 2/15/24, PSF	1,188,261
			18,759,775
		Trust Territories—1.3%
4,000	[2]	San Manuel Entertainment Auth. RB, 2004
		Gaming Proj., Ser. C, 4.50%, 12/01/16	3,836,960
		U.S. Virgin Islands—0.3%
1,000		Pub. Fin. Auth., Swr. Impvts. Swr. RB, Sen.
		Lien Matching Fund Loan, Ser. A, 5.25%,
		10/01/17	1,049,550
		Virginia—7.6%
5,000		Celebrate North Cmnty. Dev. Auth., Wtr.
		Util. Impvts. SA, Ser. B, 6.60%, 3/01/25	5,249,750
10,000	[3]	Charles City Cnty. Econ. Dev. Auth., Rec.
		Recovery Impvts. RB, Wst. Mgmt., Inc.
		Proj., 5.125%, 8/01/27, AMT	10,003,900
7,500		Mecklenburg Cnty. Indl. Dev. Auth., Elec.,
		Pwr. & Lt. RB, Dominion Recs., Inc.
		Proj., 6.50%, 10/15/17, AMT	8,175,600
			23,429,250
		Washington—2.8%
		Washington,
4,630		Pub. Impvts. Sales Tax GO, Ser. F, Zero
		Coupon, 12/01/21, MBIA	2,457,095
10,000		Recreational Fac. Impvts. GO, Ser. S-5,
		Zero Coupon, 1/01/19, FGIC	6,146,600
			8,603,695
		Wisconsin—2.1%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. &
		Nursing Home RB, Wheaton Franciscan
		Svcs. Proj.,
2,880		5.50%, 8/15/17	2,987,741
3,190		5.50%, 8/15/18	3,298,109
			6,285,850
		Total Long-Term Investments (cost
		$456,875,356)	477,215,898

Principal
Amount
(000)		Description	Value
		SHORT-TERM INVESTMENTS—0.6%
		Florida—0.1%
$400	[5]	Jacksonville Hlth. Facs. Auth., Hlth., Hosp.
		& Nursing Home RB, Daughters of
		Charity Proj., 4.00%, 10/01/07, MBIA,
		FRDD	$400,000
		Missouri—0.0%
15	[5]	Hlth. & Edl. Facs. Auth., Coll. & Univ. RB,
		Washington Univ. Proj., Ser. A, 4.08%,
		10/01/07, FRDD	15,000
		Texas—0.5%
1,400	[5]	North Central Hlth. Fac. Dev. Corp., Hlth.,
		Hosp. & Nursing Home Impvts. RB,
		Methodist Hosp. Proj., 4.05%, 10/01/07,
		FRDD	1,400,000
		Total Short-Term Investments (cost
		$1,815,000)	1,815,000
Total Investments—156.1% (cost $458,690,3566)			$479,030,898
Other assets in excess of liabilities—1.8%			5,582,880
Preferred shares at redemption value, including dividends
payable—(57.9)%			(177,707,948)
Net Assets Applicable to Common Shareholders—100%			$306,905,830

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2007, the Trust held 9.5% of its net assets, with a current market value of $29,073,060, in securities restricted as to resale.

[3]	Variable rate security. Rate shown is interest rate as of September 30, 2007.

[4]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt multi-family housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to their respective stated maturity, and is subject to mandatory redemption at maturity.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2007.

[6]

Cost for federal income tax purposes is $458,662,523. The net unrealized appreciation on a tax basis is $20,368,375, consisting of $21,853,396 gross unrealized appreciation and $1,485,021 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
FGIC	— Financial Guaranty Insurance Co.
FRDD	— Floating Rate Daily Demand
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
PSF	— Public School Fund Guaranteed
RB	— Revenue Bond
SA	— Special Assessment
ST	— Special Tax
TA	— Tax Allocation

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer of
BlackRock Municipal 2020 Term Trust

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: November 20, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of BlackRock Municipal 2020 Term Trust

Date: November 20, 2007